Equity-method investees - Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	€ 6,526	€ 8,639	€ 8,356
Income tax expense	684	1,090	2,273
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	4,153	5,571	1,945
Interest income	263	557	1,729
Interest expense	354	242	692
Income tax expense	€ 874	€ 522	€ 2,646